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September 15, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


       Re: Sun Life of Canada (U.S.) Variable Account F ("Registrant") Post-Effective Amendment No. 5 to Registration Statement on Form N-4 File No. 333-05227


Ladies and Gentlemen:

   I hereby certify on behalf of the Registrant, pursuant to Rule 497(j) of the Securities Act of 1933, that:

       (1) the form of the Prospectus and the Statement of Additional Information for the Futurity Focus Annuity that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-05227); and

       (2) the text of Post-Effective Amendment No. 5 was filed electronically on September 13, 1999.


Respectfully yours,



Sandra Dadalt
Senior Counsel